Shareholder Report	6 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000256190 [Member]
Shareholder Report [Line Items]
Fund Name	Militia Long/Short Equity ETF
Class Name	Militia Long/Short Equity ETF
Trading Symbol	ORR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Militia Long/Short Equity ETF (the “Fund”) for the period of January 14, 2025 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://militiaetf.com/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://militiaetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$498	12.59%

Expenses Paid, Amount	$ 498
Expense Ratio, Percent	12.59%
Net Assets	$ 76,556,019
Holdings Count | holding	117
Advisory Fees Paid, Amount	$ 206,801
Investment Company, Portfolio Turnover	93.00%
Holdings [Text Block]

SECTOR WEIGHTING - LONG (as a % of Net Assets)
Industrials	41.7%
Energy	23.9%
Consumer Discretionary	15.8%
Information Technology	11.5%
Consumer Staples	9.8%
Communication Services	7.2%
Materials	6.7%
Real Estate	2.7%
Health Care	2.5%
Financials	0.0(a)
Cash and Cash Equivalents	0.4%
Liabilities in Excess of Other Assets	(22.2)%

(a)	Represents less than 0.05% of net assets.

TOP 10 LONG HOLDINGS (as a % of Net Assets)
Energy Transfer LP	8.4%
Hikari Tsushin, Inc.	7.8%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	6.1%
Western Midstream Partners LP	5.7%
Amazon.com, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.0%
Axos Financial, Inc.	4.7%
U-Next Holdings Co. Ltd.	4.6%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	4.5%
MPLX LP	3.8%